PROPERTY AND EQUIPMENT - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2019
Minimum | Buildings and improvements
Property and equipment
Estimated useful lives	5 years
Minimum | Furniture,fixtures and equipment
Property and equipment
Estimated useful lives	3 years
Maximum [Member] | Buildings and improvements
Property and equipment
Estimated useful lives	40 years
Maximum [Member] | Furniture,fixtures and equipment
Property and equipment
Estimated useful lives	15 years